Commitments and Contingency - Additional Information (Detail) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies Disclosure [Abstract]
Rental expense incurred	17,429,306	13,374,000	9,141,000